UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 303 West Madison Street
         Suite 1925
         Chicago, IL 60606

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    312-201-1200
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Chicago, Illinois    July 31, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:   $161367



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.H.Belo Cl A.                 common           080555105     1437    83000 SH       SOLE                                      83000
American Home Prod.            common           026609107      331     5630 SH       SOLE                                       5630
Anheuser Busch Co.             common           035229103     1479    19804 SH       SOLE                     1608             18196
Bandag, Inc. Cl A              common           059815308     3296   143300 SH       SOLE                   133700              9600
Berkshire Hathaway A           common           084670108     5864      109 SH       SOLE                                        109
Berkshire Hathaway B           common           084670207      880      500 SH       SOLE                                        500
Bristol Myers Squibb           common           110122108      582     9990 SH       SOLE                                       9990
Ceridian Corp.                 common           15677T106     1591    66100 SH       SOLE                                      66100
Citigroup Inc.                 common           172967101     1664    27624 SH       SOLE                                      27624
Clorox                         common           189054109     7458   166428 SH       SOLE                    78672             87756
Dentsply Int'l Inc             common           249030107    16448   533800 SH       SOLE                   348000            185800
Department 56, Inc.            common           249509100    11984  1089461 SH       SOLE                   868100            221361
Energizer Holdings             common           29266R108      437    23949 SH       SOLE                     4000             19949
Equifax Inc.                   common           294429105     1016    38700 SH       SOLE                                      38700
Federal Home Loan              common           313400301     6541   161500 SH       SOLE                     6200            155300
Federal Nat'l Mtg.             common           313586109      206     3950 SH       SOLE                                       3950
First Data Corp.               common           319963104    14245   287050 SH       SOLE                    73900            213150
First Health Group             common           320960107    10011   305100 SH       SOLE                   108700            196400
Franklin Covey Co.             common           353469109     6474   933245 SH       SOLE                   766200            167045
Gannett Company                common           364730101      945    15800 SH       SOLE                     1000             14800
Gartner Group Cl A.            common           366651107      745    62100 SH       SOLE                                      62100
Gartner Group Cl B.            common           366651206     1441   145941 SH       SOLE                   143041              2900
General Electric Co.           common           369604103     1049    19800 SH       SOLE                     9600             10200
Grey Advertising Inc           common           397838103     2218     4266 SH       SOLE                      534              3732
H&R Block                      common           093671105     6229   192400 SH       SOLE                   119800             72600
Hillenbrand Ind.               common           431573104      844    26950 SH       SOLE                                      26950
ITT Educational Services       common           45068B109     1282    73000 SH       SOLE                                      73000
Interpublic Group Co           common           460690100     1647    38300 SH       SOLE                     3600             34700
Intimate Brands                common           461156101     4535   229640 SH       SOLE                    97150            132490
Jenny Craig, Inc.              common           224206102     1891   550000 SH       SOLE                   550000
Johnson & Johnson              common           478160104     4127    40510 SH       SOLE                    14000             26510
K Swiss Cl A.                  common           482686102     3108   195000 SH       SOLE                   180000             15000
NOVA Corporation               common           669784100     1671    59800 SH       SOLE                                      59800
Nabisco Hldngs. Corp           common           629526104      945    18000 SH       SOLE                                      18000
Pfizer Inc.                    common           717081103      907    18900 SH       SOLE                                      18900
Philip Morris Co.              common           718154107    15057   566868 SH       SOLE                   403600            163268
Procter & Gamble Co.           common           742718109     1979    34572 SH       SOLE                     1336             33236
Ralston Purina Group           common           751277302     1444    72450 SH       SOLE                    12000             60450
Reynolds & Reynolds            common           761695105     1168    64000 SH       SOLE                                      64000
SBC Communications             common           78387G103      273     6316 SH       SOLE                                       6316
ServiceMaster Co.              common           81760N109     2511   220741 SH       SOLE                   117087            103654
Torchmark Corp.                common           891027104      790    32000 SH       SOLE                     9400             22600
Tupperware Corp.               common           899896104     2860   130000 SH       SOLE                   130000
Unilever NV NY(NEW)            common           904784501      230     5357 SH       SOLE                     5357
United Asset Mgmt.             common           909420101     3865   165329 SH       SOLE                   128200             37129
Valassis Comm'ns               common           918866104     2564    67250 SH       SOLE                    60000              7250
Waddell & Reed Cl B.           common           930059209      356    12256 SH       SOLE                     3453              8803
Wesco Financial Co.            common           950817106     2545    12415 SH       SOLE                                      12415
Whitman Corp.                  common           96647K102      196    15800 SH       SOLE                                      15800